Factoring Payable	12 Months Ended
Dec. 31, 2023
IDoc Virtual Telehealth Solutions, Inc.
Factoring Payable

Note 7Factoring Payable

On June 21, 2023, the Company entered into a Future Receipts Sale Agreement (“Agreement”) with a Purchasing Company (“Purchaser”) under which it sells future receipts without recourse. Under the terms of the agreement, the total dollar amount of future receipts being sold by the Company was $299,000 for a net purchase price of $207,639. Under the agreement, the Company authorized the Purchaser to collect $7,475 weekly. The agreement was not collateralized by a general security agreement over the Company’s personal property and interests. No interest rate is associated with this transaction and no time during which the amount sold must be collected because the weekly amount is subject to adjustment based on the future receipts generated by the Company. The Company recognized a loss on the sale of future receipts of $91,361 and administrative fees associated with processing the transaction of $7,267 for the year ended December 31, 2023, in operating expenses on the consolidated statements of operations. The factoring payable was $130,977 on December 31, 2023.

On July 28, 2023, the Company entered into a Future Receipts Sale Agreement (“Agreement”) with a Purchasing Company (“Purchaser”) under which it sells future receipts without recourse. Under the terms of the agreement, the total dollar amount of future receipts being sold by the Company was $140,000 for a net purchase price of $100,000. Under the agreement, the Company authorized the Purchaser to collect $5,000 weekly. The agreement was not collateralized by a general security agreement over the Company’s personal property and interests. No interest rate is associated with this transaction and no time during which the amount sold must be collected because the weekly amount is subject to adjustment based on future receipts generated by the Company. The Company recognized a loss on the sale of future receipts of $40,000 and administrative fees associated with processing the transaction of $1,295 for the year ended December 31, 2023, in operating expenses on the consolidated statements of operations. The factoring payable was $52,189 on December 31, 2023.

On October 13, 2023, the Company entered into a Future Receipts Sale Agreement (“Agreement”) with a Purchasing Company (“Purchaser”) under which it sells future receipts without recourse. Under the terms of the agreement, the total dollar amount of future receipts being sold by the Company was $186,250 for a net purchase price of $125,000. Under the agreement, the Company authorized the Purchaser to collect $7,760 weekly. The agreement was not collateralized by a general security agreement over all the Company’s accounts, including, without limitation, all deposit accounts, accounts receivable, and other receivables, chattel paper, documents, equipment, general intangibles, instruments, and inventory. No interest rate is associated with this transaction and no time during which the amount sold must be collected because the weekly amount is subject to adjustment based on future receipts generated by the Company. The Company recognized a loss on the sale of future receipts of $61,250 and administrative fees associated with processing the transaction of $7,546 for the year ended December 31, 2023, in operating expenses on the consolidated statements of operations. The factoring payable was $150,866 on December 31, 2023.

On October 13, 2023, the Company entered into a Future Receipts Sale Agreement (“Agreement”) with a Purchasing Company (“Purchaser”) under which it sells future receipts without recourse. Under the terms of the agreement, the total dollar amount of future receipts being sold by the Company was $108,000 for a net purchase price of $75,000. Under the agreement, the Company authorized the Purchaser to collect $3,484 weekly. The agreement was not collateralized by a general security agreement over the Company’s personal property and interests. No interest rate is associated with this transaction and no time during which the amount sold must be collected because the weekly amount is subject to adjustment based on the future receipts generated by the Company. The Company recognized a loss on the sale of future receipts of $33,000 and administrative fees associated with processing the transaction of $1,740 for the year ended December 31, 2023, in operating expenses on the consolidated statements of operations. The factoring payable was $97,548 on December 31, 2023.

On November 8, 2023, the Company entered into a Future Receipts Sale Agreement (“Agreement”) with a Purchasing Company (“Purchaser”) under which it sells future receipts without recourse. Under the terms of the agreement, the total dollar amount of future receipts being sold by the Company was $75,000 for a net purchase price of $111,000. Under the agreement, the Company authorized the Purchaser to collect $6,937 weekly. The agreement was not collateralized by a general security agreement over the Company’s personal property and interests. No interest rate is associated with this transaction and no time during which the amount sold must be collected because the weekly amount is subject to adjustment based on the future receipts generated by the Company. The Company recognized a loss on the sale of future receipts of $36,000 and an administrative fee associated with processing the transaction of $3,750 for the year ended December 31, 2023, in operating expenses on the consolidated statements of operations. The factoring payable was $92,125 on December 31, 2023.

On December 20, 2023, the Company entered into a Future Receipts Sale Agreement (“Agreement”) with a Purchasing Company (“Purchaser”) under which it sells future receipts without recourse. Under the terms of the agreement, the total dollar amount of future receipts being sold by the Company was $228,000 for a net purchase price of $150,000. Under the agreement, the Company authorized the Purchaser to collect $10,364 weekly. The agreement is collateralized with a security interest in all accounts, including, without limitation, all deposit accounts, accounts receivable, and other receivables of the Company. No interest rate is associated with this transaction, and no time during which the amount sold must be collected because the weekly amount is subject to adjustment based on future receipts generated by the Company. The Company recognized a loss on the sale of future receipts of $78,000 and an administrative fee and underwriting fees associated with processing the transaction of $15,000 for the year ended December 31, 2023, in operating expenses on the consolidated statements of operations. The factoring payable was $136,873 on December 31, 2023.